LOANS	12 Months Ended
Dec. 31, 2018
Disclosure of loans and receivables [Abstract]
Disclosure of loans and advances to customers [text block]

NOTE 11 – LOANS

11.1          Loan Portfolio by Product

The distribution of the loan portfolio of Grupo Aval by product is shown as follows:

	December 31, 2018		December 31, 2017 (1)
General purpose loans	Ps.	65,923,472	Ps.	64,153,372
Personal loans		33,791,703		30,553,566
Mortgages		17,279,362		15,103,533
Credit Cards		15,550,920		13,846,823
Working capital loans		15,192,830		14,723,490
Commercial financial leases		9,858,952		9,892,402
Interbank & overnight funds		7,635,188		7,279,047
Automobile and vehicle loans		5,951,793		5,896,640
Loans funded by development banks		3,222,754		2,713,818
Housing leases		1,312,741		1,047,766
Overdrafts		481,946		525,867
Microcredit		425,697		409,688
Consumer financial leases		254,483		226,764
Gross balance of loan portfolio	Ps.	176,881,841	Ps.	166,372,776
Loss allowance loan portfolio (2)		(8,196,187)		(5,618,481)
Net balance of loan portfolio	Ps.	168,685,654	Ps.	160,754,295

(1)   Grupo Aval has initially adopted IFRS 9 as of January 1, 2018. According to the transition methods chosen, comparative information is not restated. See Notes 2.5 (B).

(2)   See reconciliations from the opening to the closing balance of the loss allowance on note 4.1.5.

11.2          Loan portfolio by maturity

The distribution of loan portfolio of Grupo Aval by contractual maturity period is as follows:

December 31, 2018

	Up to 1		From 1 to		From 3 to		More than
	year		3 years		5 years		5 years		Total
Commercial	Ps.	46,119,981	Ps.	18,810,647	Ps.	11,234,938	Ps.	16,384,459	Ps.	92,550,025
Consumer		15,798,783		10,507,521		10,794,506		18,099,771		55,200,581
Residential mortgage		287,133		504,727		676,978		15,810,524		17,279,362
Microcredit		226,651		182,245		13,345		3,456		425,697
Financial leasing (*)		2,344,468		2,826,293		2,801,147		3,454,268		11,426,176
Total gross loan portfolio	Ps.	64,777,016	Ps.	32,831,433	Ps.	25,520,914	Ps.	53,752,478	Ps.	176,881,841

December 31, 2017

	Up to 1		From 1 to		From 3 to		More than
	year		3 years		5 years		5 years		Total
Commercial	Ps.	44,888,149	Ps.	19,651,034	Ps.	11,088,553	Ps.	13,908,758	Ps.	89,536,494
Consumer		16,240,350		11,146,916		8,809,557		13,959,308		50,156,131
Residential mortgage		469,702		785,736		857,039		12,991,056		15,103,533
Microcredit		209,364		178,052		17,707		4,565		409,688
Financial leasing (*)		2,159,750		2,889,713		2,496,769		3,620,698		11,166,930
Total gross loan portfolio	Ps.	63,967,315	Ps.	34,651,451	Ps.	23,269,625	Ps.	44,484,385	Ps.	166,372,776

(*)    See note 4.1.1

11.3          Interest income by portfolio

The interest income of the loan portfolio of Grupo Aval by portfolio is shown as follows:

	December 31, 2018		December 31, 2017		December 31, 2016
Commercial	Ps.	7,559,392	Ps.	8,420,789	Ps.	8,100,635
Consumer		8,280,113		8,087,403		7,312,009
Residential mortgage		1,442,638		1,278,001		1,135,929
Microcredit		108,472		113,774		116,943
Total interest income by portfolio	Ps.	17,390,615	Ps.	17,899,967	Ps.	16,665,516

11.4          Financial Leasing portfolio

As of December 31, 2018, and 2017 the following table shows the reconciliation between gross investment in financial leasing and the present value of minimum payments to be received in these dates:

	December 31, 2018		December 31, 2017
Total gross rent payments receivable	Ps.	17,372,906	Ps.	16,445,998
Less amounts representing running costs (such as taxes, maintenance, insurances, etc.,)		(286)		(225)
Plus, estimated residual amount of assets given for rental (without guarantee)		36,166		21,673
Gross investment in contracts of financial leasing		17,408,786		16,467,446
Less unrealized financial income		(5,982,610)		(5,300,516)
Net investment in contracts of financial leasing		11,426,176		11,166,930
Impairment of net investment in financial leasing	Ps.	(471,007)	Ps.	(297,319)

The detailed information of gross investment and net investment in financial leasing contracts receivable as of December 31, 2018 and 2017 in each period is as follows:

	December 31, 2018
	Gross investment		Net investment
Up to 1 year	Ps.	2,296,714	Ps.	1,579,195
From 1 to 5 years		6,799,539		4,870,790
More than 5 years		8,312,533		4,976,191
Total	Ps.	17,408,786	Ps.	11,426,176

	December 31, 2017
	Gross investment		Net investment
Up to 1 year	Ps.	2,147,421	Ps.	1,614,889
From 1 to 5 years		6,428,242		4,986,723
More than 5 years		7,891,783		4,565,318
Total	Ps.	16,467,446	Ps.	11,166,930

The banks of Grupo Aval grant loans through the modality of financial leasing mainly for the financing of vehicles and computer equipment, generally with terms between 36 and 60 months with a purchase option, machinery and equipment with terms of 60 to 120 months with a purchase option at the end of the contract and for housing leasing with terms of 120 to 240 months transferring the asset at the end of the contract. All these leasing contracts are granted at current market interest rates at inception.